Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Summary Of Reconciliation Of Cash And Cash Equivalents
The reconciliation of cash and cash equivalents and restricted cash reported within the applicable consolidated balance sheet that sum to the total of the same such amount shown in the consolidated statements of cash flows is as follows:

	December 31,
	2021	2020
Cash and cash equivalents	$79,677	$8,564
Restricted cash	142	145

	$79,819	$8,709

Summary Of Useful Lives Of Property Plant And Equipment

Asset Category	Depreciable Life
Machinery and equipment	5 years
Computers and IT equipment	3-5 years
Furniture and fixtures	7 years
Leasehold improvements	**

Summary Of Common Stock equivalents Outstanding Were Excluded From Computation Of Diluted Net Loss Per Share
The following outstanding shares of Common Stock equivalents were excluded from the computation of the diluted net loss per share attributable to Common Stock for the periods in which a net loss is presented because their effect would have been anti-dilutive:

	Year Ended December 31,
	2021	2020
Common stock warrants	18,410,000	—
Earnout Shares	3,510,405	—
Unvested RSUs	660,448	—